Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following section was prepared in accordance with the SEC’s pay versus performance disclosure rules (Item 402(v) of Regulation S-K) (PvP Rules). The PvP Rules include a specific definition of pay, referred to as Compensation Actually Paid (CAP), which is compared to certain performance measures as required by the PvP Rules. The Company does not use CAP as a basis for making compensation decisions. For a discussion of the Company’s executive compensation policies and programs and an explanation of how executive compensation decisions are made, please refer to the Compensation Discussion and Analysis.
Pay versus performance table
Year	Summary Compensation Table Total for PEO1	Compensation Actually Paid2 to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers3	Average Compensation Actually Paid2 to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based On:		Net Income ( Loss) (in thousands)	HEI Consolidated Adjusted Net Income5 (in thousands)
					Total Shareholder Return	Peer Group4 Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$6,536,011	$3,722,841	$2,305,812	$1,901,282	$24	$127	$(1,426,009)	$180,351
2023	5,386,250	(87,730)	1,419,395	242,136	35	107	199,238	199,238
2022	3,811,515	4,046,729	1,353,755	1,241,936	99	117	241,138	230,562
2021	5,933,523	7,901,297	3,002,679	2,673,496	95	116	246,166	229,909
2020	5,108,212	315,826	1,904,441	794,294	78	99	197,824	225,181
1
2024, 2023 and 2022: Mr. Seu; 2021 and 2020: Constance Lau (former HEI CEO).

Compensation Actually Paid is calculated as the summary compensation table total for the Principal Executive Officer (PEO) (column (b) above) and average summary compensation table total for the Non-PEO named executive officers (column (d) above), as applicable, with the adjustments to the value of pension and stock adjusted as set out below pursuant to Item 402(v)(2)(iii) of Regulation S-K*.

2024: Messrs. DeGhetto and Murao and Mss. Kimura and Teranishi; 2023: Messrs. DeGhetto, Murao and Paul Ito (former HEI CFO) and Mss. Kimura and Teranishi; 2022: Messrs. Ito, Murao and Gregory Hazelton (former HEI CFO) and Mss. Kimura and Teranishi; 2021: Messrs. Seu, Murao, Hazelton and Richard Wacker (former ASB CEO) and Ms. Teranishi; 2020: Messrs. Seu, Murao, Hazelton and Wacker.

Edison Electric Institute Index.

HEI Consolidated Adjusted Net Income represents HEI consolidated net income, adjusted to exclude certain items. See paragraphs entitled “Non-GAAP Net Income Metrics” in the Compensation Discussion and Analysis and “Reconciliation of GAAP to Non-GAAP Measures: Incentive Compensation Adjustments,” attached as Exhibit A.

2024 adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO	Average Non-PEO Named Executive Officers
Summary Compensation Table Total	$6,536,011	$2,305,812
Pension adjustments:
SCT reversal1	(1,880,600)	(178,385)
Service cost2	240,131	69,069
Stock adjustments:
SCT reversal3	(1,695,190)	(369,958)
New awards outstanding4	1,147,978	256,175
Change in value of prior year awards5	(234,856)	(38,035)
New awards vested during the year6	—	—
Vested prior year awards7	(390,633)	(56,998)
Forfeitures8	—	(86,398)
Compensation Actually Paid	$3,722,841	$1,901,282

1
See Item 402(v)(2)(iii)(A) of Regulation S-K.

2
See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.

3
See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.

4
See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.

5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.

6
See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.
7
See Item 402(v)(2)(iii)(C)(1)(iv) of Regulation S-K.

8
See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K.

See the Pay Versus Performance Sections of the 2023 and 2024 Proxy Statements for prior years’ calculation of CAP under Item 402(v)(2)(iii).

Company Selected Measure Name	HEI Consolidated Adjusted Net Income
Named Executive Officers, Footnote
1
2024, 2023 and 2022: Mr. Seu; 2021 and 2020: Constance Lau (former HEI CEO).

Compensation Actually Paid is calculated as the summary compensation table total for the Principal Executive Officer (PEO) (column (b) above) and average summary compensation table total for the Non-PEO named executive officers (column (d) above), as applicable, with the adjustments to the value of pension and stock adjusted as set out below pursuant to Item 402(v)(2)(iii) of Regulation S-K*.

2024: Messrs. DeGhetto and Murao and Mss. Kimura and Teranishi; 2023: Messrs. DeGhetto, Murao and Paul Ito (former HEI CFO) and Mss. Kimura and Teranishi; 2022: Messrs. Ito, Murao and Gregory Hazelton (former HEI CFO) and Mss. Kimura and Teranishi; 2021: Messrs. Seu, Murao, Hazelton and Richard Wacker (former ASB CEO) and Ms. Teranishi; 2020: Messrs. Seu, Murao, Hazelton and Wacker.

Peer Group Issuers, Footnote	Edison Electric Institute Index.
PEO Total Compensation Amount	$ 6,536,011	$ 5,386,250	$ 3,811,515	$ 5,933,523	$ 5,108,212
PEO Actually Paid Compensation Amount	$ 3,722,841	(87,730)	4,046,729	7,901,297	315,826
Adjustment To PEO Compensation, Footnote
2024 adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO	Average Non-PEO Named Executive Officers
Summary Compensation Table Total	$6,536,011	$2,305,812
Pension adjustments:
SCT reversal1	(1,880,600)	(178,385)
Service cost2	240,131	69,069
Stock adjustments:
SCT reversal3	(1,695,190)	(369,958)
New awards outstanding4	1,147,978	256,175
Change in value of prior year awards5	(234,856)	(38,035)
New awards vested during the year6	—	—
Vested prior year awards7	(390,633)	(56,998)
Forfeitures8	—	(86,398)
Compensation Actually Paid	$3,722,841	$1,901,282

1
See Item 402(v)(2)(iii)(A) of Regulation S-K.
2
See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.
3
See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.
4
See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.
5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.
6
See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.
7
See Item 402(v)(2)(iii)(C)(1)(iv) of Regulation S-K.
8
See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 2,305,812	1,419,395	1,353,755	3,002,679	1,904,441
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,901,282	242,136	1,241,936	2,673,496	794,294
Adjustment to Non-PEO NEO Compensation Footnote
2024 adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO	Average Non-PEO Named Executive Officers
Summary Compensation Table Total	$6,536,011	$2,305,812
Pension adjustments:
SCT reversal1	(1,880,600)	(178,385)
Service cost2	240,131	69,069
Stock adjustments:
SCT reversal3	(1,695,190)	(369,958)
New awards outstanding4	1,147,978	256,175
Change in value of prior year awards5	(234,856)	(38,035)
New awards vested during the year6	—	—
Vested prior year awards7	(390,633)	(56,998)
Forfeitures8	—	(86,398)
Compensation Actually Paid	$3,722,841	$1,901,282

1
See Item 402(v)(2)(iii)(A) of Regulation S-K.
2
See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.
3
See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.
4
See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.
5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.
6
See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.
7
See Item 402(v)(2)(iii)(C)(1)(iv) of Regulation S-K.
8
See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return	CAP Versus TSR Performance 2020-2024
Compensation Actually Paid vs. Net Income	CAP Versus Net Income (Loss) 2020-2024
Compensation Actually Paid vs. Company Selected Measure	CAP Versus HEI Consolidated Adjusted Net Income 2020-2024
Tabular List, Table
Financial performance measures used to link company performance to executive compensation
The following financial performance measures, in our assessment, represent the most important financial performance measures used by us to link company performance to the compensation paid to our named executive officers for 2024. These financial performance measures are described in the Compensation Discussion and Analysis, in the tables entitled “2024 Annual Incentive Performance Metrics & Why We Use Them” and “2024-26 Long-Term Incentive Performance Metrics & Why We Use Them.”
Financial performance measure	NEO
HEI consolidated adjusted net income	Seu, DeGhetto, Murao
HEI relative TSR	Seu, DeGhetto, Murao, Kimura
Utility adjusted net income	Kimura

Total Shareholder Return Amount	$ 24	35	99	95	78
Peer Group Total Shareholder Return Amount	127	107	117	116	99
Net Income (Loss)	$ (1,426,009,000)	$ 199,238,000	$ 241,138,000	$ 246,166,000	$ 197,824,000
Company Selected Measure Amount	180,351	199,238	230,562	229,909	225,181
PEO Name	Mr. Seu
Measure:: 1
Pay vs Performance Disclosure
Name	HEI consolidated adjusted net income
Non-GAAP Measure Description	HEI Consolidated Adjusted Net Income represents HEI consolidated net income, adjusted to exclude certain items. See paragraphs entitled “Non-GAAP Net Income Metrics” in the Compensation Discussion and Analysis and “Reconciliation of GAAP to Non-GAAP Measures: Incentive Compensation Adjustments,” attached as Exhibit A
Measure:: 2
Pay vs Performance Disclosure
Name	HEI relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Utility adjusted net income
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 240,131
PEO | Pension Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,880,600)
PEO | Stock Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,695,190)
PEO | Stock Adjustments, New Award Outsatanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,147,978
PEO | Stock Adjustments, Change In Value of Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(234,856)
PEO | Stock Adjustments, New Award Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Adjustments, Vested Prior Year Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(390,633)
PEO | Stock Adjustments, Forfeiture [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,069
Non-PEO NEO | Pension Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,385)
Non-PEO NEO | Stock Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(369,958)
Non-PEO NEO | Stock Adjustments, New Award Outsatanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,175
Non-PEO NEO | Stock Adjustments, Change In Value of Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,035)
Non-PEO NEO | Stock Adjustments, New Award Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Adjustments, Vested Prior Year Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,998)
Non-PEO NEO | Stock Adjustments, Forfeiture [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (86,398)